Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Bank accounts	R$ 108	R$ 113
Cash equivalents
Bank certificates of deposit (CDBs)	555	686
Overnight	228	227
Others		4
Short term investments	783	917
Cash and cash equivalents	R$ 891	R$ 1,030